Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 13. Related Party Transactions

Effective January 1, 2010, the Company began sub-leasing office space from Melco Services Limited, a wholly-owned subsidiary of Melco International Development Limited, which is also the parent of the Company’s principal shareholder, EGT Entertainment Holding Limited. This sub-lease expired at the end of March 2013 and the Company moved its principal executive office to the premises of the new Hong Kong Dolphin facilities in April 2013. The relocation of the Company’s principal executive office serves to minimize costs and improve oversight of its Dolphin operations.
Significant revenues, purchases and expenses arising from transactions with related parties consisted of the following:

	Six-Month Periods Ended June 30,
(amounts in thousands)	2014	2013
	(Unaudited)	(Unaudited)
Melco Crown (Macau) Limited
Sales of gaming products	$135	$630
MCE Leisure (Philippines) Corporation
Sales of gaming products	$98	$—
Melco Services Limited
Technical services	$1	$10
Office rental	1	48
Golden Future (Management Services) Ltd
Management services	$148	$21
Melco Services Limited is a wholly-owned subsidiary of Melco International Development Limited, which owns 38.0% of Entertainment Gaming Asia Inc.
Melco International Development Limited owns 33.6% of Melco Crown Entertainment Limited, which owns 90.0% of Melco Crown (Macau) Limited.
Melco Crown Entertainment Limited owns 68.8% of Melco Crown (Philippines) Resorts Corporation, which owns 100% of MCE Leisure (Philippines) Corporation.
Golden Future (Management Services) Limited is a wholly-owned subsidiary of Melco Crown (Macau) Limited.

Note 14.	Related Party Transactions

Effective January 1, 2010, the Company began sub-leasing office space from Melco Services Limited, a wholly-owned subsidiary of Melco International Development Limited, which is also the parent of the Company’s principal shareholder, EGT Entertainment Holding. This sub-lease expired at the end of March 2013 and, subsequently, the Company moved its principal executive office to the premises of the new Dolphin Hong Kong. The relocation of the Company’s principal executive office serves to minimize costs and improve oversight of the gaming products operations.

On April 21, 2008, the Company entered into a Trade Credit Facility Agreement (the “Facility Agreement”) with Elixir International Limited, a company which used to be a wholly-owned subsidiary of EGT Entertainment Holding, the Company’s principal shareholder. Upon entering into the Agreement, the Company issued the first note pursuant to the terms of the Facility Agreement in the principal amount of $15.0 million. This amount extinguished a then trade payable of an equivalent amount to Elixir International with respect to EGMs previously acquired.

As a result of the disposal of Elixir International by EGT Entertainment Holding, Elixir International Limited assigned and novated all its rights and obligations under the Facility Agreement and the related promissory note (as amended) to EGT Entertainment Holding in April 2010.

Subsequent to its origination, the Facility Agreement was amended three times, mostly recently on May 25, 2010 on which date the Company issued a new note to replace the previous terms. Under these most recent terms, the Company paid total principal and interest of approximately $6.2 million and $143,000, respectively in equal monthly installments to EGT Entertainment Holding for the year ended December 31, 2012. As of December 31, 2012, the notes payable to EGT Entertainment Holding were fully settled.

Significant revenues, purchases and expenses arising from transactions with related parties consisted of the following:

	Years ended December 31,
(amounts in thousands)	2013	2012
EGT Entertainment Holding
Principal and interest payments	$—	$6,354

Melco Crown (Macau) Ltd
Trade sales of gaming products	$(941)	$(1,309)

Melco Services Limited
Technical services	$10	$32
Office rental	$46	$150

Golden Future (Management Services) Ltd
Management services	$146	$—

Melco Services Limited is a wholly owned subsidiary of Melco International Development Limited, which owns 38.0% of Entertainment Gaming Asia Inc.

Melco International Development Limited owns 33.6% of Melco Crown Entertainment Limited, which owns 90.0% of Melco Crown (Macau) Limited.

Golden Future (Management Services) Limited is a wholly owned subsidiary of Melco Crown (Macau) Limited.